Schedule of currency exchange rates (Details)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Accounting Policies [Abstract]
Exchange rate	7.0176	7.2960
Exchange rate,except balance sheet	7.2043	7.0533	6.5532